VOYA EQUITY TRUST

Voya Large Cap Value Fund

Voya Large-Cap Growth Fund

Voya MidCap Opportunities Fund

(each the “Fund” and collectively the “Funds”)

Supplement dated July 31, 2019

to Voya Large Cap Value Fund’s and Voya MidCap Opportunities Fund’s

Class A, Class C, Class I, Class O, Class P3, Class R, Class R6, Class T and Class W Statement of Additional Information (“SAI”)

to Voya Large-Cap Growth Fund’s Class A, Class C, Class I, Class P3,

Class R, Class R6, Class T and Class W SAI

dated September 28, 2018

1.	Voya Large Cap Value Fund

Effective August 1, 2019, Kristy Finnegan no longer serves as a Portfolio Manager for the Fund. Effective August 1, 2019, the Fund’s SAI is hereby revised as follows:

All references to Kristy Finnegan as a Portfolio Manager for the Fund are hereby deleted in their entirety.

2.	Voya Large-Cap Growth Fund and Voya MidCap Opportunities Fund

Effective August 1, 2019, Kristy Finnegan is added as a Portfolio Manager for each Fund. Effective August 1, 2019, the Funds’ SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed,” and “Ownership of Securities” under the section entitled “Portfolio Management” in the Funds’ SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kristy Finnegan, CFA[3]	3	$4,759,045,664	8	$248,729,506	1	$253,258,942

3 Information is as of May 31, 2019.

Ownership of Securities

Voya Large-Cap Growth Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Kristy Finnegan, CFA[1]	None

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Kristy Finnegan, CFA[1]	$10,001 - $50,000

1 Information is as of May 31, 2019.

Voya MidCap Opportunities Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Kristy Finnegan, CFA[1]	None

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Kristy Finnegan, CFA[1]	None

1 Information is as of May 31, 2019.

3.	The line items with respect to the Funds in the sub-sections entitled “Portfolio Management – Compensation” under the section entitled “Portfolio Management” in the Funds’ SAI are hereby removed in their entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Large-Cap Growth Fund	Jeffrey Bianchi, CFA, Kristy Finnegan, CFA, and Michael Pytosh	Russell 1000® Growth Index
Voya MidCap Opportunities Fund	Jeffrey Bianchi, CFA, Kristy Finnegan, CFA, and Michael Pytosh	Russell Midcap® Growth Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE